Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2025
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Summary of Earnings Per Share
The following table presents the net profit or loss attributable to shareholders of the parent company and the number of shares that have been used for the calculation of the basic and diluted earnings per share:

	2025	2024	2023
Net (loss) / profit	(826)	2,348	(1,312)
Weighted average number of shares outstanding	391,952,016	392,088,496	391,722,944
Basic and diluted earnings per share	(2.11)	5.99	(3.35)